Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions of capital work in progress	$ 7,506	$ 5,912
Adjusted for capital work in progress	(8,028)	$ (6,001)
Technology Related Development Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets written off	$ 2,874